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          UNITED STATES                                       OMB APPROVAL
                                               ---------------------------------
 SECURITIES AND EXCHANGE COMMISSION            OMB Number:             3235-0456
     Washington, D.C. 20549                    Expires:          August 31, 2001
                                               Estimated average burden
           FORM 24F-2                          hours per response   . . . . . .1
                                               ---------------------------------
Annual Notice of Securities Sold
     Pursuant to Rule 24f-2

  Read instructions at end of Form before
preparing Form. Please print or type.

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1. Name and address of issuer:

                                    Firstar Funds, Inc.
                                    c/o Firstar Mutual Fund Services, LLC
                                    615 E. Michigan Street
                                    Milwaukee, WI 53202

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2. The name of each series or class of  securities  for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): REIT Fund, Series A, B, Y and I Common Stock, $0.0001 Par Value

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3. Investment Company Act File Number: 811-5380

   Securities Act File Number:          33-18255

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4(a). Last day of fiscal year for which this Form is filed:

                                        3/31/01

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4(b)._____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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   4(c). ____ Check box if this is the last time the issuer will be filing this
              Form.
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    5.   Calculation of registration fee:

         i)     Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):
                                                              $       12,687,428
                                                               -----------------

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:           $      11,484,059
                                                               ----------------

        (iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                               $       3,570,937
                                                                ----------------

        (iv)    Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                              $       15,054,996
                                                               -----------------

         (v)     Net sales - if Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:
                                                              $                0
                                                              ------------------

         (vi)    Redemption credits available for use in future years

                - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                   Item 5(i)]:
                                                               $(    2,367,568 )
                                                                  -------------

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                             X         0.0250%
                                                               -----------------

         (viii)  Registration fee due [multiply Item 5(v) by Item
                 5(vii)]  (enter "0" if no fee is due):        = $          0.00
                                                               -----------------

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     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here :--------. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : --------.

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     7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$
                                                                   -------------
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     8.   Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                               =$          0.00
                                                               -----------------

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     9.   Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

             Method of Delivery:

             ____        Wire Transfer

                         Registrant CIK number to be credited: No payment due.

             ____        Mail or other means
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                                                 SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*  /s/ Joseph C. Neuberger
         -------------------------  --------------------------

                                    Assistant Treasurer
                                    --------------------------

         Date    6/26/01
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* Please print the name and title of the signing officer below the signature.